Venezuelan Operations	12 Months Ended
Dec. 31, 2017
Venezuelan Operations [Abstract]
Venezuelan Operations
Venezuelan operations

The Company conducts business in Venezuela where currency restrictions exist, limiting the Company’s ability to immediately access cash through repatriations at the government’s official exchange rate. The Company’s access to Venezuelan Bolívares (VEF) held by its Venezuelan subsidiaries remains available for use within this jurisdiction and is not restricted. The official exchange rate is established by the Central Bank of Venezuela and the Venezuelan Ministry of Finance and the acquisition of foreign currency at the official exchange rate by Venezuelan companies to pay foreign debt or dividends is subject to a registration and approval process by the relevant Venezuelan authorities. Since these restrictions are in place, the Company has not been able to access the official exchange rate to pay dividends and has been limited in its ability to pay royalties at the official exchange rate.
Revenues and operating income (loss) of the Venezuelan operations were $101,477 and $6,804, respectively, for fiscal year 2017; $51,615 and $(8,608), respectively, for fiscal year 2016; and $40,898 and $(28,329), respectively, for fiscal year 2015.

Since February 2013, the Venezuelan government has announced several changes in the currency exchange regulations. As a consequence, the Company reassessed the exchange rate used for remeasurement purposes as follows:

			Effects of exchange rate change
Period	Exchange rate System applied	Exchange rate at System date change (VEF per US dollar)	Write down of inventories (i)	Impairment of long-lived assets (i)	Foreign currency exchange loss
From February 8, 2013 to February 28, 2014	Official exchange rate	6.30	—	—	15,379
From March 1, 2014 to May 31, 2014	SICAD	11.80	7,611	—	19,697
From June 1, 2014 to February 28, 2015	SICAD II	49.98	9,937	45,186	38,963
From March 1, 2015 to March 9, 2016	SIMADI	177.00	3,250	7,804	8,046
From March 10, 2016 to May 18, 2017	DICOM	215.34	401	—	117
From May 19, 2017 up to date	DICOM II	2,010.00	1,375	—	2,554

(i)	Presented within Other operating income (expenses), net

(ii)	Presented within Foreign currency exchange results

Effective May 19, 2017, a new Exchange Agreement was issued setting new rules on foreign exchange transactions and replacing the existing mechanism called DICOM. Under the new regulation, the access to the supplementary floating market rate, called DICOM II, operates through an auction mechanism. To participate in DICOM II, the parties must be previously registered and make a sworn statement of the origin or destination of the funds. The first auction was published on May 31, 2017 with an exchange rate of 2,010 VEF per US dollar. As of December 31, 2017, the DICOM II exchange rate settled at 3,345 VEF per dollar.

In addition, the Company performed the impairment testing of its long-lived assets in accordance with the guidance within ASC 360-10-35, as mentioned in Note 3. As a result of the analysis, the Company recorded $8,563 during the fiscal year 2017, primarily associated to an advanced payment for a real estate given during the fourth quarter of 2013.

In addition to exchange controls, the Venezuelan market is subject to price controls. The Venezuelan government issued a regulation establishing a maximum profit margin for companies and maximum prices for certain goods and services. Although these regulations caused a delay in the pricing plan, the Company was able to increase prices during the fiscal year ended December 31, 2017.
The Company’s Venezuelan operations, and the Company’s ability to repatriate its earnings, continue to be negatively affected by these difficult conditions and would be further negatively affected by additional devaluations or the imposition of additional or more stringent controls on foreign currency exchange, pricing, payments, profits or imports or other governmental actions or continued or increased labor unrest. The Company continues to closely monitor developments in this dynamic environment, to assess evolving business risks and actively manage its operations in Venezuela.